Employee Benefit Plans	3 Months Ended
Jun. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

8. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three and six months ended June 30, 2014 and 2013, respectively.

	For the three months ended June 30,		For the six months ended June 30,

	2014	2013	2014	2013
Components of net periodic benefit cost:
Service cost	$4,743	$3,879	$9,482	$7,792
Interest cost	7,408	6,758	14,812	13,542
Expected return on plan assets	(3,925)	(3,400)	(7,850)	(6,800)
Amortization of unrealized losses	4,355	6,390	8,709	12,788
Net periodic benefit costs	$12,581	$13,627	$25,153	$27,322